Investments in Associates and Joint Ventures - Changes in Cost of Investments (Detail) - PHP (₱) ₱ in Millions		12 Months Ended
	Jul. 29, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year		₱ 51,546	₱ 53,364
Additions during the year (Note 4)	₱ 248	1,636	3,514	₱ 1,754
Disposals			(2,458)	(359)
Balances at end of the year		50,308	51,546	53,364
Costs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year		63,020	61,986
Additions during the year (Note 4)		1,636	3,514
Disposals			(2,421)
Translation and other adjustments		2	(59)
Balances at end of the year		₱ 64,658	₱ 63,020	₱ 61,986